Long-term bank loans - Pre - Existing Loan Facilities Part II (Details Narrative) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended
	Jan. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Mar. 01, 2019 USD ($)	Mar. 30, 2020 USD ($)	May 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Nov. 02, 2021 USD ($)	Oct. 29, 2021 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 20, 2018 USD ($)
Line of Credit Facility [Line Items]
Cash and Cash Equivalents, at Carrying Value										$ 227,481	$ 269,754	$ 450,285
Debt Instrument, Covenant Compliance										As of December 31, 2023, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings described in Note 6
Long-Term Debt, Weighted Average Interest Rate, at Point in Time										5.13%	3.21%	2.94%
Debt Instrument, Unused Borrowing Capacity, Fee										$ 27	$ 7	$ 93
Gain amount from valuation instrument												307
Gain on hedging instrument										659	9,474	436
Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Deferred Debt Issuance Cost, Writeoff										3,549	2,192	3,612
Expenses on debt prepayments										2,259	3,218	$ 388
Minimum liquidity, not legally restricted [Member]
Line of Credit Facility [Line Items]
Cash and Cash Equivalents, at Carrying Value										58,000	64,000
Minimum liquidity, legally restricted [Member]
Line of Credit Facility [Line Items]
Restriced cash and cash equivalents, current and non-current										$ 34,269	$ 16,590
ABN AMRO $97,150 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Oct. 27, 2021
Description of scope, credit facility										to refinance the outstanding amount under the then existing facility of 11 vessels (as described below)
Number of Loan Tranches										2
Line of Credit Facility, Collateral										is secured by a first priority mortgage on the vessels Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila, Star Nina, Star Eva, Star Paola, Star Aphrodite, Star Lydia and Star Nicole
ABN AMRO $97,150 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								$ 68,950
Repayment installment										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 2,250
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 23,950
Line of credit facility, maturity date										October 2026
ABN AMRO $97,150 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								$ 28,200
Repayment installment										12
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 2,350
Line of credit facility, maturity date										October 2024
Credit Agricole $62,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Oct. 29, 2021
Description of scope, credit facility										to refinance the aggregate outstanding amount under the then existing loan agreements and to prepay an amount of $1,999 under the Atradius Facility (discussed below), in connection with the vessels Star Despoina and Star Piera
Proceeds from Lines of Credit							$ 62,000
Repayment installment										20
Line of Credit Facility, Frequency of Payments										quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 8,800
Line of credit facility, maturity date										November 2026
Line of Credit Facility, Collateral										is secured by the vessels Star Martha, Star Sky, Stardust, Star Despoina and Star Piera
Credit Agricole $62,000 Facility [Member] | First 3 installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment										$ 3,000
Credit Agricole $62,000 Facility [Member] | Remaining 17 installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment										$ 2,600
DSF $55,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Mar. 26, 2020
Description of scope, credit facility										used to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Eleni and Star Leo
Number of Loan Tranches										2
Proceeds from Lines of Credit				$ 27,500
Repayment date										May 2023
CEXIM $57,564 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Dec. 01, 2020
Description of scope, credit facility										to refinance (i) the then outstanding loan amounts of the vessels Star Gina 2GR, Star Charis and Star Suzanna and (ii) the then outstanding lease amount of the vessel Star Wave
Number of Loan Tranches										4
Line of credit facility, maturity date										December 2028
Line of Credit Facility, Collateral										is secured by first priority mortgages on the four aforementioned vessels
CEXIM $57,564 Facility [Member] | Star Wave [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit													$ 13,209
Line of Credit Facility, Periodic Payment										$ 330
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										2,642
CEXIM $57,564 Facility [Member] | Star Gina [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit													26,175
Line of Credit Facility, Periodic Payment										654
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 5,235
CEXIM $57,564 Facility [Member] | Star Wave and Star Gina [Member]
Line of Credit Facility [Line Items]
Repayment installment										32
Line of Credit Facility, Frequency of Payments										quarterly
Line of credit facility, maturity date										December 2028
CEXIM $57,564 Facility [Member] | Star Charis [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit													9,090
CEXIM $57,564 Facility [Member] | Star Suzanna [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit													$ 9,090
CEXIM $57,564 Facility [Member] | Star Charis and Star Suzanna [Member]
Line of Credit Facility [Line Items]
Repayment installment										32
Line of Credit Facility, Frequency of Payments										quarterly
E SUN Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Jan. 31, 2019
Description of scope, credit facility										to refinance the then lease outstanding amount of the vessel Star Ariadne
Proceeds from Lines of Credit			$ 37,100
Repayment date										November 2023
Atradius Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Feb. 28, 2019
Description of scope, credit facility										to finance the acquisition and installation of scrubber equipment for 42 vessels
Line of Credit Facility, Frequency of Payments										semi-annual
Line of Credit Facility, Periodic Payment										$ 3,331
Line of credit facility, maturity date										June 2024
Line of Credit Facility, Collateral										secured by a second-priority mortgage on 18 vessels of the Company’s fleet
Prepayment date										September 2021
Debt instrument, prepayment amount										$ 1,999
Atradius Facility [Member] | First Three Tranches [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit														$ 33,311
Atradius Facility [Member] | Last Tranche [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 3,331
CTBC Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										May 24, 2019
Description of scope, credit facility										to refinance the outstanding amount under the then existing lease agreement of the vessel Star Karlie
Proceeds from Lines of Credit					$ 35,000
Repayment date										November 2023
NTT Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Jul. 31, 2019
Description of scope, credit facility										to refinance the then outstanding loan amount of the vessel Star Aquarius
Proceeds from Lines of Credit						$ 17,500
Repayment date										May 2023
CEXIM $106,470 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Sep. 23, 2019
Description of scope, credit facility										to refinance the outstanding amounts under the then existing lease agreements of the vessels Katie K, Debbie H and Star Ayesha
Number of Loan Tranches										3
Repayment installment										40
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 739
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 5,915
Line of Credit Facility, Collateral										secured by first priority mortgages on the three aforementioned vessels
CEXIM $106,470 Facility [Member] | Tranche A, B and C [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit									$ 35,490
ABN $115,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Dec. 17, 2018
Number of Loan Tranches										4
Line of Credit Facility, Collateral										secured by a first priority mortgage on the vessels Star Virginia, Star Scarlett, Star Jeannette, Star Audrey, Star Bright, Star Marianne and Star Janni
ABN $115,000 Facility [Member] | Tranche C and D [Member]
Line of Credit Facility [Line Items]
Description of scope, credit facility										to partially finance the acquisition cost of Star Marianne and Star Janni
Proceeds from Lines of Credit		$ 17,875
Repayment installment										19
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 672
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 5,114
Line of credit facility, maturity date										December 2023
ABN $115,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Description of scope, credit facility										to refinance the then existing indebtedness of the vessels Star Virginia, Star Scarlett, Star Jeannette and Star Audrey
Proceeds from Lines of Credit															$ 69,525
Line of Credit Facility, Periodic Payment										$ 1,705
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 35,428
ABN $115,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Description of scope, credit facility										to partially finance the acquisition cost of Star Bright
Proceeds from Lines of Credit															$ 7,900
Line of Credit Facility, Periodic Payment										$ 282
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 2,260
ABN $115,000 Facility [Member] | Tranche A and B [Member]
Line of Credit Facility [Line Items]
Repayment installment										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of credit facility, maturity date										December 2023
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Repayment installment										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of credit facility, maturity date										June 2027
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A, First 13 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment										$ 1,705
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A, Fourteenth Installment [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment										2,218
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A, Next Five Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment										3,330
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A, Last Installment [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment										$ 4,626
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Repayment installment										13
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 282
Line of credit facility, maturity date										December 2025
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche B, Last Installment [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment										$ 286
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche C and D [Member]
Line of Credit Facility [Line Items]
Repayment installment										13
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 672
Line of credit facility, maturity date										December 2025
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche C and D two last installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment										$ 413
ABN 67,897 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Aug. 04, 2022
Line of credit facility, maturity date										June 2027
Debt Instrument, Interest Rate Terms										lower margin above SOFR